General information	12 Months Ended
Dec. 31, 2024
Disclosure of General Information About Financial Statements [Abstract]
General information	General information
Adecoagro S.A. (the "Company" or "Adecoagro") is the Group’s ultimate parent company and is a société anonyme (stock corporation) organized under the laws of the Grand Duchy of Luxembourg. Adecoagro is a holding company primarily engaged through its operating subsidiaries in agricultural and agro-industrial activities. The Company and its operating subsidiaries are collectively referred to hereinafter as the "Group." The Group’s activities are carried out through two major lines of business, namely, Farming and Sugar, Ethanol and Energy. The Farming line of business is further comprised of three reportable segments, which are described in detail in Note 3 to these Consolidated Financial Statements.

Adecoagro is a Public Company listed in the New York Stock Exchange (NYSE) as a foreign registered company under the ticker symbol of AGRO.

These Consolidated Financial Statements have been approved for issue by the Board of Directors on April 24, 2025.